UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
				[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pin Oak Investment Advisors, Inc.
Address:	510 Bering
		Suite 100
		Houston, Texas  77057

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   April 21, 2006

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	55

Form 13F Information Table Value Total: $137,872

List of Other Included Managers:	None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hthwy          COM              084670991     2259     2500 SH       SOLE                     2500
Abbott Labs                    COM              002824100      474    11150 SH       SOLE                    11150
AllianceBernstein              COM              01881G106     1843    27822 SH       SOLE                    27822
Altria Group Inc               COM              718154107      229     3226 SH       SOLE                     3226
Amer Standard Co               COM              029712106     5402   126040 SH       SOLE                   126040
American Express               COM              025816109     4112    78252 SH       SOLE                    78252
American Intl Group            COM              026874107     1921    29064 SH       SOLE                    29064
Anheuser Busch                 COM              035229103     5785   135250 SH       SOLE                   135250
Annaly Mtg Mgmt                COM              035710409     3258   268350 SH       SOLE                   268350
Applied Materials              COM              038222105      635    36250 SH       SOLE                    36250
BP PLC ADR                     COM              055622104     2408    34931 SH       SOLE                    34931
Bank of America                COM              060505104     2922    64159 SH       SOLE                    64159
Berkshire Hathaway             COM              084670207     4512     1498 SH       SOLE                     1498
Buckeye Ptnrs LP               COM              118230101      643    15050 SH       SOLE                    15050
Calamos Asset Mgmt             COM              12811R104     8971   239875 SH       SOLE                   239875
Cendant Corp                   COM              151313103     2694   155250 SH       SOLE                   155250
ChevronTexaco                  COM              166764100     1153    19893 SH       SOLE                    19893
Cisco Systems Inc              COM              17275R102     1479    68273 SH       SOLE                    68273
Citigroup                      COM              172967101     3556    75291 SH       SOLE                    75291
Coca Cola                      COM              191216100      724    17300 SH       SOLE                    17300
Colgate-Palmolive              COM              194162103      791    13850 SH       SOLE                    13850
Comcast A Spcl                 COM              20030N200     2397    91750 SH       SOLE                    91750
ConocoPhillips                 COM              20825C104     3143    49774 SH       SOLE                    49774
Dell Inc                       COM              247025109      648    21759 SH       SOLE                    21759
Exxon Mobil Corp               COM              30231G102     6255   102780 SH       SOLE                   102780
First Data Corp                COM              319963104      591    12624 SH       SOLE                    12624
GATX Corporation               COM              361448103      877    21250 SH       SOLE                    21250
General Electric               COM              369604103     3252    93495 SH       SOLE                    93495
Group 1 Automotive             COM              398905109      254     5340 SH       SOLE                     5340
Harley Davidson Inc            COM              412822108      325     6267 SH       SOLE                     6267
Home Depot Inc                 COM              437076102     4526   107007 SH       SOLE                   107007
Intel                          COM              458140100     2811   144428 SH       SOLE                   144428
Johnson & Johnson              COM              478160104     4709    79523 SH       SOLE                    79523
Kinder Morgan Mgmt             COM              49455U100      962    21866 SH       SOLE                    21866
Legg Mason Inc                 COM              524901105     3718    29664 SH       SOLE                    29664
Lyondell Chemical              COM              552078107     1066    53550 SH       SOLE                    53550
Magellan Prtnrs LP             COM              559080106      286     8700 SH       SOLE                     8700
Merck                          COM              589331107      387    10977 SH       SOLE                    10977
Microsoft Corp                 COM              594918104     2041    75002 SH       SOLE                    75002
Mohawk Industries              COM              608190104     3023    37450 SH       SOLE                    37450
Moodys Corp                    COM              615369105     5580    78085 SH       SOLE                    78085
Nova Chemicals                 COM              66977W109      447    15700 SH       SOLE                    15700
Optimal Group Inc              COM              68388R208     2659   183000 SH       SOLE                   183000
Pepsico                        COM              713448108     4674    80883 SH       SOLE                    80883
Pfizer                         COM              717081103     2962   118849 SH       SOLE                   118849
Procter & Gamble Co            COM              742718109     4304    74684 SH       SOLE                    74684
Qualcomm Inc                   COM              747525103     1322    26129 SH       SOLE                    26129
Royal Dutch Shell ADR          COM              780259206     1325    21285 SH       SOLE                    21285
Sysco Corp                     COM              871829107      485    15120 SH       SOLE                    15120
T Rowe Price Grp               COM              74144T108      852    10900 SH       SOLE                    10900
Tyco Intl Ltd New              COM              902124106     3896   144950 SH       SOLE                   144950
Valero Energy                  COM              91913Y100     5133    85862 SH       SOLE                    85862
Walmart                        COM              931142103     5699   120643 SH       SOLE                   120643
Washington Mutual              COM              939322103      874    20500 SH       SOLE                    20500
Weingarten Realty              COM              948741103      620    15206 SH       SOLE                    15206